Inventories (Tables)	12 Months Ended
Mar. 31, 2021
Inventory Disclosure [Abstract]
Schedule of inventories	The components of inventories are as follows:
	March 31,
	2020	2021
	$ in thousands	$ in thousands

Raw materials	357	267
Work in progress	429	391
Finished goods	392	439

	1,178	1,097